Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2018	2017
		(Restated)
Copper	$963,063	$927,029
Zinc	357,396	347,680
Gold	149,043	137,326
Silver	85,808	76,850
Molybdenum	20,995	9,381
Other	4,726	4,992
	1,581,031	1,503,258
Pricing and volume adjustments [1]	(6,756)	5,147
	1,574,275	1,508,405
Treatment and refining charges	(101,909)	(106,066)
	$1,472,366	$1,402,339

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2018	2017
		(Restated)
Cost of sales	$332,667	$ 297,470
Selling and administrative expenses	477	355
	$333,144	$ 297,825

Disclosure of detailed information about share-based payment expenses (recoveries) [Table Text Block]
	Cash-settled
	RSUs	DSUs	Total share-based
	(note 24a)	(note 24a)	payment expense
Year ended December 31, 2018
Cost of sales	$160	$—	$160
Selling and administrative	(702)	(1,877)	(2,579)
Other operating	46	—	46
	$(496)	$(1,877)	$(2,373)
Year ended December 31, 2017
Cost of sales	$1,946	$—	$1,946
Selling and administrative	9,667	2,982	12,649
Other operating	1,324	—	1,324
	$12,937	$2,982	$15,919

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2018	2017
Current employee benefits	$176,571	$147,760
Profit-sharing plan expense	9,228	19,757
Share-based payments (notes 6c, 19, 24)
Cash-settled restricted share units	(496)	12,937
Cash-settled deferred share units	(1,877)	2,982
Employee share purchase plan	1,533	1,328
Post-employee pension benefits
Defined benefit plans	12,295	10,132
Defined contribution plans	1,511	2,443
Past service costs	383	10,442
Other post-retirement employee benefits	9,248	7,250
Termination benefits	1,206	419

	$209,602	$215,450

Disclosure of other operating expense [Table Text Block]
	Year ended December 31,
	2018	2017
Regional costs	$4,673	$4,308
Pampacancha delivery obligation	7,218	—
Pension settlement loss (note 20)	2,163	—
Constancia insurance recovery	—	(12,857)
Realized gain on contingent consideration of Balmat	—	(6,400)
Loss on disposals and other	5,017	2,509
	$19,071	$(12,440)

Disclosure of finance cost (income) [Table Text Block]
	Year ended December 31,
	2018	2017
		(Restated)
Finance income	$(8,450)	$(2,849)
Finance expenses
Interest expense on long-term debt	77,783	87,819
Accretion on financial liabilities at amortized cost	1,244	1,302
Finance costs on deferred revenue (note 18)	64,921	66,414
Unwinding of discounts on provisions (note 19)	4,684	4,159
Withholding taxes	9,424	9,641
Other finance expense	7,116	13,256
	165,172	182,591
Interest capitalized	(13,172)	(13,149)
	152,000	169,442
Other finance (gains) losses
Net foreign exchange (gains) losses	(11,067)	15,772

Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	(6,748)	(1,051)
Embedded derivatives	(1,514)	1,790
Investments	3,798	(3,511)
	(15,531)	13,000

Net finance expense and other finance losses	$128,019	$179,593

Disclosure of detailed information about impairment loss by segment [Table Text Block]
Manitoba
Pre-tax impairment to:
Property, plant & equipment (note 12)	$11,320
Tax impact - (recovery)	(3,849)
After-tax impairment charge	$7,471